Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Nov. 30, 2014
Receivables [Abstract]
Beginning balance	$ 10,434	$ 9,190	$ 9,475	$ 10,674
Provision	907	2,441	1,724
Write-offs, net of recoveries	(491)	(1,481)	(1,007)
Translation effect	(6)	284	(1,002)
Ending balance	$ 10,844	$ 10,434	$ 9,190	$ 10,674